Fair Value Measurements (Carrying Amounts And Fair Values Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	$ 2,067	$ 7,395
Derivative liabilities	23,311	24,577
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securitization Notes, fair value	532,035	575,326
Derivative asset	2,067	7,395
Derivative liabilities	23,311	24,577
Carrying Amount [Member] | Nord LB Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	408,484	440,456
Carrying Amount [Member] | CBA Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	113,208	159,802
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securitization Notes, fair value	467,228	498,038
Derivative asset	2,067	7,395
Derivative liabilities	23,311	24,577
Fair Value [Member] | Nord LB Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	408,484	440,456
Fair Value [Member] | CBA Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	113,208	153,390
Term Loan [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	443,383	465,103
Term Loan [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	449,289	478,877
Fly Acquisition II [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	121,589	126,766
Fly Acquisition II [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	128,080	134,320
Other Aircraft Secured Borrowings [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	716,629	487,252
Other Aircraft Secured Borrowings [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	718,722	488,267
2020 Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securitization Notes, fair value	369,942	291,567
2020 Notes [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securitization Notes, fair value	380,625	305,250
2021 Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securitization Notes, fair value	319,510
2021 Notes [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securitization Notes, fair value	$ 321,750